Securities Sold Under Repurchase Agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Collateral Securities and Repurchase Borrowing agreements
Average outstanding amount	$ 314,876,000	$ 402,396,000
Maximum amount outstanding at any month end	370,495,000	514,616,000
Collateralized Securities, Book Value of Securities Sold	369,086,000	460,681,000
Collateralized securities, Fair Value of Securities Sold	360,177,000	452,912,000
Repurchase Borrowing, Balance of Liability	$ 229,989,000	$ 353,805,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.87%	1.32%
Overnight agreements
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 357,642,000	$ 340,054,000
Collateralized securities, Fair Value of Securities Sold	349,081,000	334,506,000
Repurchase Borrowing, Balance of Liability	$ 218,852,000	$ 242,824,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.85%	0.25%
30 to 90 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold		$ 109,300,000
Collateralized securities, Fair Value of Securities Sold		107,238,000
Repurchase Borrowing, Balance of Liability		$ 100,000,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)		3.99%
Over 90 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 11,444,000	$ 11,327,000
Collateralized securities, Fair Value of Securities Sold	11,096,000	11,168,000
Repurchase Borrowing, Balance of Liability	$ 11,137,000	$ 10,981,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	1.27%	0.74%